Hewitt Money Market Fund
Hewitt Money Market Fund (Nasdaq Ticker Symbol: HEWXX) Series of Hewitt Series Trust
INVESTMENT OBJECTIVE
The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Hewitt Money Market Fund Administrative Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hewitt Money Market Fund Administrative Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.88%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver/Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)		0.95%
[1]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the master investment portfolio (as defined below) into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the master investment portfolio. This arrangement is in effect through the close of business April 30, 2014 and neither BFA nor the master investment portfolio can discontinue the agreement prior to May 1, 2014 without the consent of the board of trustees of the master investment portfolio. Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hewitt Money Market Fund Administrative Shares	97	309	539	1,199

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises). “High quality” indicates that the securities present minimal credit risk, as determined by BFA, the Portfolio’s investment adviser, in accordance with guidelines established by the Board of Trustees of MIP. The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in obligations of domestic banks.
MAIN RISKS
A variety of factors can affect the performance of the Fund. These include:
  Concentration Risk—the Portfolio may concentrate its investments in the U.S. banking industry, thereby subjecting it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk, income risk and the risk of negative regulatory or market developments affecting the industry).
  Interest Rate Risk—interest rate risk is the risk that the value of a debt security may fall when interest rates rise. The Portfolio’s investments are subject to the risk of sharply rising or falling interest rates that could cause the Portfolio’s income to fluctuate as the market value of the Portfolio’s securities fluctuates. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates more than the market price of shorter term securities. Interest rates are at or near historic lows, and as a result, are likely to rise over time.
  Credit Risk—credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or to repay principal, the return on an investment in the Portfolio would be adversely affected. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
  Income Risk—income risk is the risk that the Fund’s yield will vary as the short-term securities in the Portfolio mature, and proceeds are reinvested in securities with different interest rates.
  Money Market Fund Regulatory Risk—in 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. The SEC continues to evaluate the rules governing money market funds, and may propose further changes or adopt new reforms to money market regulation. It is possible that changes to the rules governing money market funds will significantly impact the operation or performance of the Portfolio or the Fund.
  Market Risk—market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply or unpredictably.
  Selection Risk—selection risk is the risk that the securities selected by Portfolio’s manager will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Amortized Cost Risk—in the event that the Board of Trustees of MIP, including a majority of independent Trustees, determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.
  Extension Risk—when interest rates rise, certain obligations will be paid off by the payor more slowly than anticipated, causing the value of these securities to fall.
  Prepayment Risk—when interest rates fall, certain obligations will be paid off by the payor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.
  Foreign Exposure Risk—securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Mortgage-and Asset-Backed Securities Risks—mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Repurchase Agreements Risk—if the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  Variable and Floating Rate Instrument Risk—the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return

1.14% (Q3 2007)	0.01% (Q4 2012)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
Hewitt Money Market Fund Administrative Shares	0.03%	0.43%	1.39%

To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.